UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07377
Morgan Stanley Multi Cap Growth Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Arthur Lev
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: November 30, 2011
Date of reporting period: August 31, 2011
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Multi Cap Growth Trust
Portfolio of Investments ■ August 31, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (95.7%)
	Air Transport (1.9%)
159,807	Expeditors International of Washington, Inc.	$7,271,219

	Alternative Energy (4.4%)
133,150	Range Resources Corp.	8,622,794
238,541	Ultra Petroleum Corp. (a)	7,991,123

		16,613,917

	Asset Management & Custodian (1.4%)
149,579	Greenhill & Co., Inc.	5,314,542

	Biotechnology (2.7%)
190,727	Illumina, Inc. (a)	9,936,877

	Chemicals: Diversified (3.0%)
162,971	Monsanto Co.	11,233,591

	Commercial Finance & Mortgage Companies (1.9%)
1,233,859	BM&F Bovespa SA (Brazil)	7,231,550

	Commercial Services (7.4%)
186,315	CoStar Group, Inc. (a)	9,535,602
314,935	eBay, Inc. (a)	9,722,043
283,460	Leucadia National Corp.	8,398,920

		27,656,565

	Communications Technology (3.6%)
320,823	Motorola Solutions, Inc. (a)	13,503,440

	Computer Services, Software & Systems (15.8%)
75,463	Baidu, Inc. ADR (China) (a)	11,000,996
445,944	Facebook, Inc. Class B (a)(b)(c)	11,148,600
34,778	Google, Inc. Class A (a)	18,813,507
56,825	LinkedIn Corp. Class A (a)	4,780,119
78,348	Salesforce.com, Inc. (a)	10,087,305
132,900	Tencent Holdings Ltd. (China) (d)	3,157,844

		58,988,371

	Computer Technology (11.0%)
84,380	Apple, Inc. (a)	32,471,955
287,071	Yandex N.V. Class A (Russia) (a)	8,890,589

		41,362,544

	Diversified Media (1.8%)
130,958	Naspers Ltd. Class N (South Africa)	6,853,784

	Diversified Retail (12.4%)
156,561	Amazon.com, Inc. (a)	33,706,018
54,151	NetFlix, Inc. (a)	12,726,026

		46,432,044

	Financial Data & Systems (5.1%)
281,362	MSCI, Inc. Class A (a)	9,726,685
266,261	Verisk Analytics, Inc. Class A (a)	9,276,533

		19,003,218

	Health Care Services (3.3%)
214,449	athenahealth, Inc. (a)	12,438,042

	Medical Equipment (3.0%)
29,888	Intuitive Surgical, Inc. (a)	11,397,789

	Metals & Minerals: Diversified (4.7%)
4,309,044	Lynas Corp. Ltd. (Australia) (a)	8,337,140
162,977	Molycorp, Inc. (a)	9,211,460

		17,548,600

	Pharmaceuticals (3.0%)
155,276	Mead Johnson Nutrition Co.	11,063,415

Morgan Stanley Multi Cap Growth Trust
Portfolio of Investments ■ August 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Real Estate Investment Trusts (REIT) (3.8%)
478,864	Brookfield Asset Management, Inc. Class A (Canada)	$14,183,952

	Recreational Vehicles & Boats (3.6%)
485,479	Edenred (France)	13,334,116

	Wholesale & International Trade (1.9%)
3,988,930	Li & Fung Ltd. (d)	7,193,123

	Total Common Stocks (Cost $271,731,168)	358,560,699

	Convertible Preferred Stock (0.5%)
	Alternative Energy
580,266	Better Place, Inc. (Cost $1,740,798) (a)(b)(c)	1,740,798

NUMBER OF
SHARES (000)
	Short-Term Investment (4.1%)
	Investment Company
15,255	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $15,255,129)(e)		15,255,129

	Total Investments (Cost $288,727,095) (f)	100.3%	375,556,626
	Liabilities in Excess of Other Assets	(0.3)	(987,496)

	Net Assets	100.0%	$374,569,130

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	At August 31, 2011, the Fund held fair valued securities valued at $12,889,398, representing 3.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(c)	Illiquid security. Resale is restricted to qualified institutional investors.

(d)	Security trades on the Hong Kong exchange.

(e)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Multi Cap Growth Trust
Notes to Portfolio of Investments ■ August 31, 2011 (unaudited)
Valuation of Investments — (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including, circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT AUGUST 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKETS FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Air Transport	$7,271,219	$7,271,219	—	—
Alternative Energy	16,613,917	16,613,917	—	—
Asset Management & Custodian	5,314,542	5,314,542	—	—
Biotechnology	9,936,877	9,936,877	—	—
Chemicals: Diversified	11,233,591	11,233,591	—	—
Commercial Finance & Mortgage Companies	7,231,550	7,231,550	—	—
Commercial Services	27,656,565	27,656,565	—	—
Communications Technology	13,503,440	13,503,440	—	—
Computer Services, Software & Systems	58,988,371	47,839,771	—	$11,148,600
Computer Technology	41,362,544	41,362,544	—	—
Diversified Media	6,853,784	6,853,784	—	—
Diversified Retail	46,432,044	46,432,044	—	—
Financial Data & Systems	19,003,218	19,003,218	—	—
Health Care Services	12,438,042	12,438,042	—	—
Medical Equipment	11,397,789	11,397,789	—	—
Metals & Minerals: Diversified	17,548,600	17,548,600	—	—
Pharmaceuticals	11,063,415	11,063,415	—	—
Real Estate Investment Trusts (REIT)	14,183,952	14,183,952	—	—
Recreational Vehicles & Boats	13,334,116	13,334,116	—	—
Wholesale & International Trade	7,193,123	7,193,123	—	—

Total Common Stocks	358,560,699	347,412,099	—	11,148,600

Convertible Preferred Stock	1,740,798	—	—	1,740,798
Short-Term Investment - Investment Company	15,255,129	15,255,129	—	—

Total Assets	$375,556,626	$362,667,228	—	$12,889,398

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of August 31, 2011, securities with a total value of $31,682,884 transferred from Level 2 to Level 1. At November 30, 2010, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Convertible
	Common Stock	Preferred Stock
Beginning Balance	$1,910,363	$1,740,798
Purchases	6,208,461	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation/depreciation	3,029,776	—
Realized gains (losses)	—	—

Ending Balance	$11,148,600	$1,740,798

Net change in unrealized appreciation/depreciation from investments still held as of August 31, 2011	$3,029,776	—

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Multi Cap Growth Trust

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer October 20, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer October 20, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer October 20, 2011